SECURITIES	12 Months Ended
Dec. 31, 2015
SECURITIES
SECURITIES

NOTE 2 - SECURITIES

The fair value of securities available-for-sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. government-sponsored entities	$10,265	$—	$(50)	$10,215
Residential agency mortgage-backed	40,041	75	(389)	39,727

Total	$50,306	$75	$(439)	$49,942

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. government-sponsored entities	$11,000	$3	$(10)	$10,993
Residential agency mortgage-backed	43,248	188	(215)	43,221

Total	$54,248	$191	$(225)	$54,214

The amortized cost, unrecognized gains and losses, and fair values of securities held-to-maturity were as follows:

	December 31, 2015
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Residential agency mortgage-backed	$6	$—	$—	$6
State and municipal	320	6	—	326

	$326	$6	$—	$332

	December 31, 2014
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Residential agency mortgage-backed	$11	$—	$—	$11
State and municipal	320	10	—	330

	$331	$10	$—	$341

Expected maturities of securities at December 31, 2015 were as follows.  Securities not due at a single maturity date (mortgage-backed securities) are shown separately.

	Available-for-Sale		Held-to-Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due after one year through five years	$10,265	$10,215	$260	$265
Due after five years through ten years	—	—	60	61
Residential agency mortgage-backed	40,041	39,727	6	6

	$50,306	$49,942	$326	$332

Securities with a carrying value of $8,504 and $10,161 at December 31, 2015 and December 31, 2014 were pledged to secure public deposits and for other purposes as required or permitted by law.

The proceeds from sales of securities and the associated gains are listed below:

	2015	2013

Proceeds from sale	$3,306	$11,296
Gross realized gains	74	123

Securities with unrealized losses not recognized in income, by length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2015
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
U.S. government- sponsored entities	$10,215	$(50)	$—	$—	$10,215	$(50)
Residential agency mortgage-backed	16,516	(117)	12,969	(272)	29,485	(389)

Total temporarily impaired	$26,731	$(167)	$12,969	$(272)	$39,700	$(439)

	December 31, 2014
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
U.S. government- sponsored entities	$4,992	$(8)	$998	$(2)	$5,990	$(10)

Residential agency mortgage-backed	3,112	(10)	13,750	(205)	16,862	(215)

Total temporarily impaired	$8,104	$(18)	$14,748	$(207)	$22,852	$(225)

Unrealized losses on securities have not been recognized because the issuer’s securities are of high credit quality (rated AA or higher), management does not intend to sell and it is not more likely than not that management would be required to sell the securities prior to their anticipated recovery, and the decline in fair value was largely due to changes in interest rates.  The fair value is expected to recover as the securities approach maturity.